Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2024
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Finance Income and Finance Costs
(22) Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2022, 2023 and 2024 consist of the following:

	Yen (millions)
	2022	2023	2024
Interest income:
Financial assets measured at amortized cost	¥22,847	¥69,217	¥169,287
Financial assets measured at fair value through other comprehensive income	185	497	798
Financial assets measured at fair value through profit or loss	2,595	3,357	3,610

Total	25,627	73,071	173,695

Interest expense:
Financial liabilities measured at amortized cost	(15,706)	(34,065)	(42,609)
Other	(1,161)	(2,047)	(17,022)

Total	(16,867)	(36,112)	(59,631)

Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	4,777	6,150	8,804
Financial assets measured at fair value through profit or loss	—	—	—
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(77,789)	(92,144)	(202)
Gains (losses) on foreign exchange	68,033	47,705	67,414
Other	(7,335)	(17,319)	(40,490)

Total	(12,314)	(55,608)	35,526

Total	¥(3,554)	¥(18,649)	¥149,590